Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventory as of December 31, 2022 and 2021 consisted of the following (in thousands):

	As of December 31,
	2022	2021
Raw materials	$351	$163
Work-in-process	127	539
Finished goods	1,964	1,274
Inventory	$2,442	$1,976

Less discontinued operations	—	(11)
Inventory, Continuing Operations	$2,442	$1,965